Financial Risk Management - Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CHF [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase /decrease exchange rate vs USD	5.00%	5.00%
Effect on profit before tax (in USD ‘000)	$ (498)	$ (688)
Effect on shareholders’ equity (in USD ‘000)	$ (498)	$ (688)
Increase /decrease exchange rate vs USD	(5.00%)	(5.00%)
Effect on profit before tax (in USD ‘000)	$ 498	$ 688
Effect on shareholders’ equity (in USD ‘000)	$ 498	$ 688
EUR [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase /decrease exchange rate vs USD	5.00%	5.00%
Effect on profit before tax (in USD ‘000)	$ (83)	$ (26)
Effect on shareholders’ equity (in USD ‘000)	$ (83)	$ (26)
Increase /decrease exchange rate vs USD	(5.00%)	(5.00%)
Effect on profit before tax (in USD ‘000)	$ 83	$ 26
Effect on shareholders’ equity (in USD ‘000)	$ 83	$ 26